Taxation	6 Months Ended
Jun. 30, 2019
Taxation
Taxation

6.        Taxation

In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2019 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.

An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	20181	20181
	£m	£m	£m

Profit before tax	2,897	3,117	2,843
UK corporation tax thereon at 19 per cent (2018:19 per cent)	(550)	(592)	(540)
Impact of surcharge on banking profits	(221)	(175)	(234)
Non-deductible costs: conduct charges	(103)	(92)	(9)
Non-deductible costs: bank levy	—	—	(43)
Other non-deductible costs	(39)	(44)	(46)
Non-taxable income	45	51	36
Tax relief on coupons on other equity instruments	47	39	44
Tax-exempt gains on disposals	10	38	86
(Derecognition) recognition of losses that arose in prior years	12	(10)	1
Remeasurement of deferred tax due to rate changes	14	10	22
Differences in overseas tax rates	(15)	3	3
Policyholder tax	(38)	(36)	(26)
Policyholder deferred tax asset in respect of life assurance expenses	—	—	73
Adjustments in respect of prior years	166	8	(21)
Tax expense	(672)	(800)	(654)

[1]Restated, see note 1.